DIVESTITURES (Notes)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]	DIVESTITURES
N&B Transaction
On February 1, 2021, DuPont completed the separation and distribution of the N&B Business, and merger of N&B, a DuPont subsidiary formed to hold the N&B Business, with a subsidiary of IFF. The distribution was effected through an exchange offer (the "Exchange Offer") where, on the terms and subject to the conditions of the Exchange Offer, eligible participating DuPont stockholders had the option to tender all, some or none of their shares of common stock, par value $0.01 per share, of DuPont (the “DuPont Common Stock”) for a number of shares of common stock, par value $0.01 per share, of N&B (the “N&B Common Stock”) and which resulted in all shares of N&B Common Stock being distributed to DuPont stockholders that participated in the Exchange Offer. The consummation of the Exchange Offer was followed by the merger of N&B with a wholly owned subsidiary of IFF, with N&B surviving the merger as a wholly owned subsidiary of IFF (the “N&B Merger” and, together with the Exchange Offer, the “N&B Transaction”). The N&B Transaction was subject to IFF shareholder approval, customary regulatory approvals, tax authority rulings including a favorable private letter ruling from the U.S. Internal Revenue Service which confirms the N&B Transaction to be free of U.S. federal income tax, and expiration of the public exchange offer. DuPont does not have an ownership interest in IFF as a result of the N&B Transaction.

In the Exchange Offer, DuPont accepted approximately 197.4 million shares of its common stock in exchange for about 141.7 million shares of N&B Common Stock. As a result, DuPont reduced its common stock outstanding by 197.4 million shares of DuPont Common Stock. In the N&B Merger, each share of N&B Common Stock was automatically converted into the right to receive one share of IFF common stock, par value $0.125 per share, based on the terms of the N&B Merger Agreement.

The results of operations of N&B are presented as discontinued operations as summarized below:

In millions	2020	2019	2018
Net sales	$6,059	$6,076	$6,216
Cost of sales	4,014	4,030	4,179
Research and development expenses	235	266	273
Selling, general and administrative expenses	534	606	625
Amortization of intangibles	1,423	349	311
Restructuring and asset related charges - net	4	162	50
Goodwill impairment charges	—	933	—
Integration and separation costs	417	85	42
Equity in earnings of nonconsolidated affiliates	4	(1)	(1)
Sundry income (expense) - net	8	9	1
Interest expense	95	1	1
(Loss) income from discontinued operations before income taxes	(651)	(348)	735
(Benefit from) Provision for income taxes on discontinued operations	(183)	142	145
(Loss) income from discontinued operations, net of tax	(468)	(490)	590
Income from discontinued operations attributable to noncontrolling interests, net of tax	—	1	—
(Loss) income from discontinued operations attributable to DuPont stockholders, net of tax	$(468)	$(491)	$590
The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to N&B:

In millions	2020	2019	2018
Depreciation and amortization	$1,721	$664	$631
Capital expenditures	$234	$359	$353

The carrying amount of major classes of assets and liabilities that were included in discontinued operations at December 31, 2020 and 2019 related to N&B consist of the following:

In millions	2020	2019
Assets
Accounts and notes receivable - net	$1,130	$1,051
Inventories	1,333	1,422
Other current assets	65	81
Investments and noncurrent receivables	36	42
Property, plant and equipment - net	3,118	3,043
Goodwill	11,542	11,012
Other intangible assets - net	3,072	4,376
Deferred income tax assets	44	19
Deferred charges and other assets	319	232
Total assets of discontinued operations	$20,659	$21,278
Liabilities
Short-term borrowings and finance lease obligations	$4	$5
Accounts payable	742	635
Income taxes payable	36	26
Accrued and other current liabilities	301	232
Long-term debt	6,195	6
Deferred income tax liabilities	852	1,109
Pension and other post employment benefits - noncurrent	238	186
Other noncurrent liabilities	242	151
Total liabilities of discontinued operations	$8,610	$2,350

In connection with and in accordance with the terms of the N&B Transaction, prior to consummation of the Exchange Offer and the N&B Merger, DuPont received a one-time cash payment of approximately $7.3 billion, (the "Special Cash Payment"). The special cash payment was partially funded by an offering of $6.25 billion of senior unsecured notes (the “N&B Notes Offering”). The net proceeds of approximately $6.2 billion from the N&B Notes Offering were deposited into an escrow account and at December 31, 2020 are reflected as restricted cash in the Company’s Consolidated Balance Sheets. In order to fund the remainder of the Special Cash Payment, on February 1, 2021, N&B borrowed $1.25 billion under a senior unsecured term loan agreement (the "N&B Term Loan"). The obligations and liabilities associated with the N&B Notes Offering and N&B Term Loan were separated from the Company on February 1, 2021 upon consummation of the N&B Transaction. The obligations and liabilities of $6.2 billion associated with the N&B Notes Offering are classified as "Liabilities of discontinued operations" at December 31, 2020 in the Company's Consolidated Balance Sheets.

N&B Transaction Agreements
In connection with the N&B Transaction, effective December 15, 2019, the Company, as previously discussed, entered into the following agreements:

•A Separation and Distribution Agreement, subsequently amended and joined by Neptune Merger Sub II LLC, a subsidiary of IFF on January 22, 2021, and as amended further on February 1, 2021 (as amended, the “N&B Separation and Distribution Agreement”) with N&B and IFF, which, among other things, governs the separation of the N&B Business from DuPont and certain other post-closing obligations between DuPont and N&B related thereto;

•An Agreement and Plan of Merger, (the “N&B Merger Agreement”) with N&B, IFF and Neptune Merger Sub I Inc., governing the N&B Merger and related matters; and
•An Employee Matters Agreement, subsequently amended on January 22, 2021, (as amended, the “N&B Employee Matters Agreement Agreement”), with N&B and IFF, which, among other things, allocates among the parties the pre- and post-closing liabilities in respect of the current and former employees of the N&B Business (including liabilities in respect of employee compensation and benefit plans).

In connection with the closing of the N&B Transaction, and effective February 1, 2021, the Company entered into the following agreements:

•DuPont, N&B and IFF entered into a Tax Matters Agreement (the “N&B Tax Matters Agreement”), which governs the parties’ rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings, the preservation of the expected tax-free status of the transactions contemplated by the Separation Agreement, and other matters regarding taxes; and

•DuPont, N&B and certain of their subsidiaries entered into an Intellectual Property Cross-License Agreement (the “N&B IP Cross-License Agreement”). The IP Cross-License Agreement sets forth the terms and conditions under which the applicable parties may use in their respective businesses certain know-how (including trade secrets), copyrights, design rights, software, and patents, allocated to another party pursuant to the Separation Agreement, and pursuant to which N&B may use certain standards retained by DuPont. All licenses under the IP Cross-License Agreement are non-exclusive, worldwide, and royalty-free.

Other Discontinued Operations Activity
For the year ended December 31, 2020, the Company recorded a "Loss from discontinued operations, net of tax" in the Company's Consolidated Statements of Operations of $49 million. The loss primarily relates to litigation matters (refer to Note 15) partially offset by a gain related to the DWDP Tax Matters Agreement. For the year ended December 31, 2019, the Company recorded "Income from discontinued operations, net of tax" in the Company's Consolidated Statements of Operations of $86 million related to the adjustment of certain unrecognized tax benefits for positions taken on items from prior years from previously divested businesses and $80 million related to changes in accruals for certain prior year tax positions related to the divested crop protection business and research and development assets of EID.

Assets Held for Sale
In October 2020, the Company entered into a definitive agreement to sell its Biomaterials business unit, which includes the Company's equity method investment in DuPont Tate & Lyle Bio Products, for $240 million. In January 2021, the Company entered into a definitive agreement to sell its Clean Technologies business unit for $510 million. Both transactions are subject to customary closing conditions and are expected to close in the second half of 2021. The assets and liabilities associated with these businesses, which are reported in Corporate, met the held for sale criteria at December 31, 2020.
The following table summarizes the carrying value of the major assets and liabilities of the Biomaterials and Clean Technologies business units as of December 31, 2020 (collectively, the “Corporate Held for Sale Disposal Groups”):

In millions	December 31, 2020
Assets
Accounts and notes receivable - net	$63
Inventories	75
Other current assets	35
Investments and noncurrent receivables	164
Property, plant and equipment - net	34
Goodwill	267
Other intangible assets	168
Deferred charges and other assets	4
Assets held for sale	$810
Liabilities
Accounts payable	$40
Income taxes payable	1
Accrued and other current liabilities	50
Deferred income tax liabilities	30
Pension and other post-employment benefits - noncurrent	1
Other noncurrent obligations	18
Liabilities related to assets held for sale	$140

In connection with the held for sale classification, the Corporate Held for Sale Disposal Groups were measured at fair value less estimated cost to sell. As a result, the Company recorded a $25 million pre-tax goodwill impairment charge during the third quarter of 2020 which is reflected in “Goodwill impairment charges” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2020. See Note 5 for further information on the asset impairments recorded related to the Corporate Held for Sale Disposal Groups.

Sale of TCS/HSC Disposal Group
In the third quarter of 2020, the Company completed the sale of its trichlorosilane business (“TCS Business”) along with its equity ownership interest in DC HSC Holdings LLC and Hemlock Semiconductor L.L.C. (the "HSC Group,” and together with the TCS Business, the “TCS/HSC Disposal Group” and the sale of the TCS/HSC Disposal Group, the “TCS/HSC Disposal”) to the HSC Group, both of which were part of the businesses reflected in Corporate. In connection with the TCS/HSC Disposal, the Company received $550 million in cash at closing, subject to certain claw-back provisions, and will receive an additional $175 million in equal installments over the course of the next three years associated with the settlement of an existing supply agreement dispute with the HSC Group. The TCS/HSC Disposal resulted in a net pre-tax benefit of $396 million ($236 million net of tax), including the settlement of the supply agreement dispute and after allocation of goodwill to the TCS Business. The net pre-tax benefit is recorded in “Sundry income (expense) – net” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2020.

Sale of Compound Semiconductor Solutions
In the first quarter of 2020, the Company completed the sale of its Compound Semiconductor Solutions business unit, a part of the Electronics & Industrial segment, to SK Siltron. The proceeds received in the first quarter of 2020 related to the sale of the business were approximately $420 million. The sale resulted in a pre-tax gain of $197 million ($102 million net of tax) recorded in "Sundry income (expense) - net" in the Company's Consolidated Statements of Operations for the year ended December 31, 2020.

Sale of DuPont Sustainable Solutions
In the third quarter of 2019, the Company completed the sale of its Sustainable Solutions business unit, a part of the businesses reflected in Corporate, to Gyrus Capital. The sale resulted in a pre-tax gain of $28 million ($22 million net of tax). The gain was recorded in "Sundry income (expense) - net" in the Company's Consolidated Statements of Operations for the year ended December 31, 2019.
DWDP Distributions
Separation Agreements
In connection with the Dow Distribution and the Corteva Distribution, the Company entered into certain agreements that, among other things, effected the separations, provides for the allocation of assets, employees, liabilities and obligations (including its investments, property and employee benefits and tax-related assets and liabilities) among DuPont, Dow, and Corteva (together, the “Parties” and each a “Party”), and provides a framework for DuPont’s relationship with Dow and Corteva following the DWDP Distributions. Effective April 1, 2019, the Parties entered into the following agreements referred to herein as: the DWDP Separation and Distribution Agreement; the DWDP Tax Matters Agreement; the DWDP Employee Matters Agreement; and the Intellectual Property Cross-License Agreement (the “DuPont-Dow IP Cross-License Agreement”). In addition to the agreements above, DuPont has entered into certain various supply agreements with Dow. These agreements provide for different pricing than the historical intercompany and intracompany practices prior to the DWDP Distributions.

Effective June 1, 2019, in connection with the Corteva Distribution, DuPont and Corteva entered into the following agreements: the Intellectual Property Cross-License Agreement (the “DuPont-Corteva IP Cross-License Agreement”); the Letter Agreement; and the Amended and Restated DWDP Tax Matters Agreement.

Certain internal distributions and reorganizations, and the distributions of Dow on April 1, 2019, and of Corteva on June 1, 2019, qualified as tax-free transactions under the applicable sections of the Internal Revenue Code. If the completed distribution of Corteva or Dow, in each case, together with certain related transactions, were to fail to qualify for non-recognition treatment for U.S. federal income tax purposes, then the Company could be subject, under the DWDP Tax Matters Agreement, to significant tax and indemnification liability. To the extent that the Company is responsible for any liability under the Amended and Restated DWDP Tax Matters Agreement there could be a material adverse impact on the Company's business, financial condition, results of operations and cash flows in future reporting periods.

In connection with the DWDP Distributions, Dow and Corteva indemnify the Company against, and DuPont indemnifies Dow and Corteva against certain litigation, environmental, income taxes, and other liabilities that arose prior to the DWDP Distributions, as applicable. The term of this indemnification is generally indefinite and includes defense costs and expenses, as well as monetary and non-monetary settlements and judgments. Refer to Note 15 for additional information regarding treatment of litigation and environmental related matters under the DWDP Separation and Distribution Agreement and the Letter Agreement.

Materials Science Division
On April 1, 2019, DowDuPont completed the separation of its Materials Science businesses, including the businesses and operations that comprised the Company's former Performance Materials & Coating, Industrial Intermediates & Infrastructure and the Packaging & Specialty Plastics segments, (the "Materials Science Division") through the consummation of the Dow Distribution.

On April 1, 2019, prior to the Dow Distribution, the Company contributed $2,024 million in cash to Dow.
The results of operations of the Materials Science Division are presented as discontinued operations as summarized below:

In millions	2019	2018
Net sales	$10,867	$49,224
Cost of sales	8,917	40,187
Research and development expenses	163	670
Selling, general and administrative expenses	329	1,304
Amortization of intangibles	116	469
Restructuring and asset related charges - net	157	219
Integration and separation costs	44	135
Equity in earnings of nonconsolidated affiliates	(13)	554
Sundry income (expense) - net	48	242
Interest expense	240	1,062
Income from discontinued operations before income taxes	936	5,974
Provision for income taxes on discontinued operations	207	1,490
Income from discontinued operations, net of tax	729	4,484
Income from discontinued operations attributable to noncontrolling interests, net of tax	37	102
Income from discontinued operations attributable to DuPont stockholders, net of tax	$692	$4,382

The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to the Materials Science Division:

In millions	2019	2018
Depreciation and amortization	$744	$2,835
Capital expenditures	$597	$2,062

Agriculture Division
On June 1, 2019, the Company completed the separation of its Agriculture business, including the businesses and operations that comprised the Company's former Agriculture segment (the "Agriculture Division"), through the consummation of the Corteva Distribution.

In 2019, prior to the distribution of Corteva, the Company contributed $7,139 million in cash to Corteva, a portion of which was used to retire indebtedness of EID.

The results of operations of the Agriculture Division are presented as discontinued operations as summarized below:

In millions	2019	2018
Net sales	$7,144	$14,159
Cost of sales	4,218	9,838
Research and development expenses	470	1,320
Selling, general and administrative expenses	1,294	2,377
Amortization of intangibles	176	390
Restructuring and asset related charges - net	117	739
Integration and separation costs	430	441
Equity in earnings of nonconsolidated affiliates	(4)	—
Sundry income (expense) - net	40	258
Interest expense	91	387
Income (Loss) from discontinued operations before income taxes	384	(1,075)
Provision for (Benefit from) income taxes on discontinued operations	62	(191)
Income (Loss) from discontinued operations, net of tax	$322	$(884)
Income from discontinued operations attributable to noncontrolling interests, net of tax	35	14
Income (Loss) from discontinued operations attributable to DuPont stockholders, net of tax	$287	$(898)
The following table presents depreciation, amortization, and capital expenditures of the discontinued operations related to the Agriculture Division:

In millions	2019	2018
Depreciation and amortization	$385	$913
Capital expenditures	$383	$531

Integration and Separation Costs
Integration and separation costs for continuing operations through December 31, 2020 primarily have consisted of financial advisory, information technology, legal, accounting, consulting, and other professional advisory fees associated with the preparation and execution of activities related to the DWDP Merger, post-DWDP Merger integration, and the DWDP Distributions.

These costs are recorded within "Integration and separation costs" within the Consolidated Statements of Operations.

In millions	2020	2019	2018
Integration and separation costs	$177	$1,257	$1,845